FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of gross holding gains and fair value of held-to-maturity securities

				Gross
			Amortized	Holding
	Held-To-Maturity	Level	Cost	Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 01/28/2021)	1	$230,091,280	$7,515	$230,098,795